Subsequent Events (Details) - Subsequent event $ / shares in Units, $ in Millions			1 Months Ended
	Aug. 07, 2020 USD ($) $ / shares shares	Apr. 13, 2020 ¥ / shares shares	Apr. 30, 2020	Jun. 02, 2020 USD ($)
Subsequent Event [Line Items]
Number of share repurchases | shares	800,000
Average price per share | $ / shares	$ 3.46
Total share repurchases | $	$ 2.9
Minimum
Subsequent Event [Line Items]
Percentage of revenue contribution			50.00%
Maximum
Subsequent Event [Line Items]
Repurchase of outstanding shares | $				$ 15.0
Share Options
Subsequent Event [Line Items]
Number of shares available for grant | shares		3,200,000
Share exercise price | ¥ / shares		¥ 0.01
Share Options | Minimum
Subsequent Event [Line Items]
Vesting period		2 years
Share Options | Maximum
Subsequent Event [Line Items]
Vesting period		4 years